EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Components of Basic Earnings per Share
The components of basic earnings per share are summarized in the following table:

FOR THE PERIOD ENDED JUN. 30 2022 US$ MILLIONS, EXCEPT PER SHARE AMOUNTS	Three Months Ended		Six Months Ended
	2022	2021	2022	2021
Net income for the year	$1	$2	$129	$5
Attributable to:
Brookfield Asset Management Inc.	—	2	—	5
Class A exchangeable and Class B shareholders	1	—	3	—
Class C shareholders	2	—	128	—
Non-controlling interests	(2)	—	(2)	—
Weighted average shares – Class C shares	28,003,194	16,934,688	25,786,188	16,934,688
Earnings per share per class C share basic	$0.06	$0.00	$4.99	$0.00